Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	4,380,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 6 months
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 7.66	$ 7.27	$ 6.99	$ 9.90
Number of Exercisable Options (in shares)	3,813,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.16	$ 8.01	$ 8.03
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	28,154	18,932
Restricted Stock Units
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards	273,657	329,735	787,586
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.6	$ 1.9	$ 2.3
Vested restricted stock (in shares)	386,305	651,135	631,706
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	180,965	354,580
Stock Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 5.6	$ 7.4
Risk-free interest rate used in computing fair value of options granted	3.83%
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	1,850,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.36
Number of Exercisable Options (in shares)	1,549,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 9 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.45
Range of Exercise Prices, lower limit (USD per share)	0.00
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	1,861,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.13
Number of Exercisable Options (in shares)	1,595,000
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.52
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	510,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	510,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	159,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 43.99
Number of Exercisable Options (in shares)	159,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 43.99
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99